Stockholders’ Equity (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 13, 2023	Dec. 23, 2022	Jul. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Oct. 29, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				1,000,000	1,000,000	1,000,000
Preferred stock, shares issued				0	0	0
Preferred stock, shares outstanding				0	0	0
Per share price				$ 0.02	$ 0.02		$ 0.20
Common stock subject to possible redemption, shares	574,764	830,210		574,764	830,210	12,650,000
Warrants per share				$ 2.11	$ 2.11
Stockholders equity warrants expense				632,500	632,500
Fair value of representative warrants				$ 1,333,482	$ 1,333,482
Expected volatility					35.00%
Risk-free interest rate					1.18%
Expected life					5 years
Representative warrants shares days				180 days	180 days
Deposits into trust account							$ 127,765,000
Warrants exercise price per share					$ 12.00
Representative warrants issued					101,200
Sponsor [Member] | Non Redemption Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non redeemable shares			514,773
Transfer of founder shares			185,179
Stockholders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock holding during period, shares	255,446	11,819,790			11,819,790
Payments to related party	$ 2,914,230	$ 121,034,650			$ 121,034,650
Per share price	$ 11.41	$ 10.24			$ 10.24
Deposits into trust account		$ 50,000		$ 300,000	$ 100,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized				100,000,000	100,000,000	100,000,000
Common stock, shares issued				3,783,200	3,783,200	620,700
Common stock, shares outstanding				3,783,200	3,783,200	620,700
Common stock shares subject to possible redemption				574,764	830,210	12,650,000
Common stock issued subject to possible redemption, shares	4,357,964
Common stock subject to possible redemption, shares	4,357,964
Shares issued to converting convertible securities		3,162,500			3,162,500
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized				10,000,000	10,000,000	10,000,000
Common stock, shares issued				0	0	3,162,500
Common stock, shares outstanding				0	0	3,162,500
Shares were cancelled		3,162,500			3,162,500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital units authorized, shares				111,000,000	111,000,000
Common stock, par value				$ 0.0001	$ 0.0001
Common stock, shares authorized				110,000,000	110,000,000
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued				4,357,964	4,613,410
Common stock, shares outstanding				4,357,964	4,613,410
Common stock shares subject to possible redemption				574,764	830,210
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				1,000,000	1,000,000
Representative Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants per share				$ 12.00
Stockholders equity warrants expense				101,200
Expected volatility				35.00%
Risk-free interest rate				1.18%
Expected life				5 years